Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	3 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Dec. 31, 2015
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			30.80%
Scenario, Forecast [Member]
Newbuilding Contracts, Concelled Deposits	$ 8,370,000	$ 8,590,000
Cash			$ 1,730,000
Due to Related Parties			139,640	$ 322,703
Restricted Cash and Cash Equivalents			7,073,332	$ 10,466,743
Working Capital Surplus			$ 14,450,000